Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based on:		FHN Net Income (millions of $s)	FHN 3-yr-avg Adjusted Return on Tangible Common Equity (A-ROTCE)*
					FHN Total Shareholder Return	Peer Group Total Shareholder Return
2023	13,043,041	(11,688,459)	2,584,098	(1,044,319)	131.82	143.30	916	18.38%
2022	7,237,769	17,866,977	4,464,277	6,279,548	217.90	143.87	912	17.48%
2021	8,414,496	11,818,805	3,641,125	2,576,321	141.55	154.57	1,010	24.45%
2020	5,580,188	(6,406,047)	11,989,412	13,708,341	106.73	113.11	857	14.10%
2019	5,551,044	8,735,703	3,195,845	2,866,345	130.43	123.87	452	17.39%
* For each row, A-ROTCE shown is an average for the three-year performance period ended with the year shown in column (a). A-ROTCE for 2023 has not yet been reviewed and accepted by the Compensation Committee for purposes of final 2021-2023 performance determinations.

Company Selected Measure Name	A-ROTCE
Named Executive Officers, Footnote

	2023	2022	2021	2020	2019
CEO	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Other NEOs	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio Daryl G. Byrd	Hope Dmuchowski Daryl G. Byrd Anthony J. Restel David T. Popwell Michael J. Brown William C. Losch III	William C. Losch III Daryl G. Byrd Michael J. Brown Anthony J. Restel	William C. Losch III Michael E. Kisber David T. Popwell Susan L. Springfield

Peer Group Issuers, Footnote
Col (g). Peer TSR. FHN uses different peer groups for different purposes. See Peer Group & Market Benchmarking beginning on page 73 for further information. For several years (including 2023) the peer group we use
d for a TSR performance measure used in long-term stock awards has been the Keefe, Bruyette & Woods (KBW) Regional Bank Index, which is publicly reported under the trading symbol KRX. The peer group TSR data in column (g) relates to the KRX Index. As with column (f), for each year under column (g), the table shows the dollar value of $100 invested in a fund that exactly matches the KRX index on the last trading day of 2018 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. KRX returns are market-capitalization weighted: the largest banks in the index have a much larger impact on index performance than the smallest banks.

PEO Total Compensation Amount	$ 13,043,041	$ 7,237,769	$ 8,414,496	$ 5,580,188	$ 5,551,044
PEO Actually Paid Compensation Amount	$ (11,688,459)	17,866,977	11,818,805	(6,406,047)	8,735,703
Adjustment To PEO Compensation, Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 94 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2023	(1,134,668)	—	(9,243,562)	—	—	7,719,296	(20,022,131)	—	(3,054,341)	1,003,906
2022	—	—	(4,243,600)	—	—	5,747,259	5,652,925	—	3,026,733	445,891
2021	(868,537)	—	(4,815,250)	—	—	5,089,506	1,854,007	—	1,886,146	258,437
2020	(893,748)	—	(2,000,000)	(292,327)	—	3,345,672	(11,303,923)	—	(984,190)	142,281
2019	(921,334)	—	(1,800,000)	(314,360)	—	3,991,572	1,710,514	—	299,165	219,101
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant. The CEO received no such award.

Non-PEO NEO Average Total Compensation Amount	$ 2,584,098	4,464,277	3,641,125	11,989,412	3,195,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,044,319)	6,279,548	2,576,321	13,708,341	2,866,345
Adjustment to Non-PEO NEO Compensation Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 94 below.
Col (e). Average CAP data. For each year, Column (e) presents the average of the total "compensation actually paid" for the NEOs other than our CEO.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments*
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards**	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2023	(128,378)	—	(1,249,972)	—	—	718,620	(2,938,976)	—	(72,362)	42,651
2022	—	—	(1,848,720)	—	—	2,503,773	920,390	—	195,782	44,047
2021	—	—	(2,036,042)	—	(666,616)	1,871,856	(860,436)	—	541,862	84,572
2020	—	—	(144,375)	(28,136)	—	1,473,145	406,712	—	(39,182)	50,765
2019	(128,424)	—	(1,375,351)	(83,829)	—	1,990,342	(856,955)	—	77,411	47,306
*    In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
	** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant due to a severance situation.
Compensation Actually Paid vs. Total Shareholder Return
Chart PVP.2 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our TSR (column (f)).
Chart PVP.2
Our TSR for any given period depends on our stock price change from start to end, and on our dividends during the period which are assumed to be reinvested each quarter. For this presentation, TSR represents the value of $100 invested on December 31, 2018, measured at the end of each of the five years shown.
As mentioned above in the discussion of CAP, our stock price fell significantly in 2020 and again in 2023, directly resulting in a fall in TSR and a fall in the CEO's CAP for those years. The chart shows that the CEO's CAP was impacted by the 2020 and 2023 stock price decrease much more robustly than TSR.
Average CAP for the other NEOs rose in 2020 despite the fall in stock price and TSR that year. Although the other NEOs also were negatively impacted by the fall in our stock price, three of the four other NEOs that year received very large change in control benefits associated with our merger of equals with IBKC. Our CEO received no such benefit. Other NEO CAP fell in 2023 for the reasons mentioned above, but less robustly than the CEO's CAP. The compensation mix for the other NEOs generally contains a lower percentage of stock awards, reducing the effects of a stock price downturn.

Compensation Actually Paid vs. Net Income
Chart PVP.4 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our net income (column (h)).

Chart PVP.4
Chart PVP.4 shows that our reported net income roughly doubled from 2019 to 2021 and has fallen modestly since then. The doubling was driven by the completion in 2020 of our merger of equals with IBERIABANK, which nearly doubled our size. The moderation since 2021 largely has been driven by unfavorable market conditions, particularly rising interest rates and a very protracted yield curve inversion. Those conditions greatly impacted two of our business areas (related to fixed income trading and home mortgages), and compressed our net interest margin. Those impacts were partially moderated by steady loan growth during the past two years, which was supported by our investment discipline during the COVID-19 pandemic years, by our strong capital position, by low loan loss levels, and by strong execution of post-IBKC business plans.
Our net income was very significantly unrelated to CAP during this period. Stock price volatility in this period, as noted above, was a significant driver of CAP, especially for the CEO, but stock price had an unusually weak connection to net income. As noted above, in this period our stock price, and CAP, were heavily impacted by the COVID-19 recession, our merger of equals with IBKC, our 2022 agreement to be acquired by TD and its termination in 2023, and the banking panic that followed the failures of three prominent banks in the spring of 2023. COVID-19 hurt our net income, but that impact was overwhelmed by the positive effects of the merger with IBKC. The TD transaction caused our stock price to rise sharply in 2022 but negatively affected our net income with 14 months of added direct expense and operational stand-stills. When the TD transaction terminated in 2023, our stock price fell sharply while our net income was boosted significantly with a termination fee. And while the banking crisis in 2023 severely reduced our stock price (and CAP), it had only a moderate impact on net income. Although our deposit costs rose significantly, growth in deposit balances allowed us to dispense with a significant amount of borrowings.
The completion of the IBKC merger in 2020 was one major event that affected net income and CAP directionally in the same way. Net income, which in most years comes mainly from ordinary business operations, nearly doubled by 2021 (the first full year after closing) because business operations nearly doubled. Major components of compensation did not automatically rise following the merger, nor did our larger size directly affect any performance outcomes related to compensation. However, our executive compensation benchmarking after 2020 changed because our size was much larger. Major pay components (salary, bonus, long-term awards) have competitively increased for the CEO and the other NEOs generally. CAP levels after 2020 have been pushed up by that merger even if that impact is obscured in Chart PVP.4 by the large impacts from stock price volatility and 2020 change in control payments for the other NEOs, as discussed previously.

Compensation Actually Paid vs. Company Selected Measure
Chart PVP.5 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our adjusted ROTCE used to drive performance outcomes in our PSU awards (column (i)).
Chart PVP.5
Comparing Charts PVP.4 and .5 shows that during this period, (i) A-ROTCE (unlike net income) was not directly impacted by our large increase in size when we closed the IBKC merger in mid-2020, and (ii) A-ROTCE was significantly more volatile than net income. Those differences, discussed below, resulted in A-ROTCE being noticeably better correlated with CEO CAP than net income.
ROTCE is a ratio of an income measure over a capital measure. When income and capital both increase substantially at the same time—as when IBKC and FHN merged—the ratio tends to be only modestly impacted by the event.
A-ROTCE results during this period were significantly impacted by the adjustments in two years: in 2020, a large accounting gain (much larger than the related merger expenses) recognized at the closing of the IBKC merger was excluded; and in 2023, a large merger termination fee (also much larger than the related merger expenses) was excluded. Major impactors that were not adjusted out of A-ROTCE included: in 2020, our loan-loss provisioning rose substantially, related to the COVID-19 recession; in 2021, a significant amount of the 2020 loan-loss provisioning was reversed when it became clear that the losses were not going to occur; and, in 2022 and 2023, poor market conditions severely curtailed fixed income trading and mortgage-related businesses while diminishing our loan spreads. Although the non-adjusted factors also impacted net income, they impacted net income more moderately in terms of year-over-year changes.
Chart PVP.5 shows that, during the period presented, A-ROTCE rose and fell in synchrony with CEO CAP each year except 2022, when CEO CAP was greatly inflated by the stock price gain associated with the then-pending TD acquisition. In contrast, A-ROTCE's rise-and-fall pattern is significantly out of synch with the average CAP of the other NEOs. As explained previously, the other NEO CAP numbers in 2020 and in 2021 were aberrational for reasons unrelated to stock price or financial performance. If those two years are omitted, the patterns of A-ROTCE and other NEO CAP are better aligned. The alignment of A-ROTCE and CAP derives from A-ROTCE's role as the main driver for PSUs.
A-ROTCE (averaged over three years) is used as the key performance measure in our executive PSU program. PSUs are a large component of CAP. The PSU goal each year is not an absolute A-ROTCE outcome. Instead, for each PSU award our A-ROTCE results are ranked against ROTCE reported by the KRX peer group during the PSU's three-year performance period. That ranking is translated into a payout percentage (50% to 150%), with bottom-quartile ranking resulting in zero payout. The adjustments to ROTCE are intended to exclude idiosyncratic gains and losses from our results, making them more fairly comparable to those of the large KRX group.
The A-ROTCE outcomes for the two most recent PSU groups to vest (granted in 2019 and 2020, vesting in 2022 and 2023) were 150%, and our ranking in each case was well into the top quartile. These outcomes had a positive impact on CAP, though that was obscured in Chart PVP.5 by the larger impacts from stock price changes. A key factor in those two favorable PSU outcomes was the 2021 A-ROTCE result. Like many other banks, for us 2021 benefited from a reversal of significant COVID-related
2020 loan loss provisioning. But for us, 2021 results also benefited from synergies created in the wake of our IBKC merger in 2020.

Total Shareholder Return Vs Peer Group
Chart PVP.3 graphically shows the relation of our TSR (column (f) of Table PVP.1) to the TSR of our peer group, represented by the Keefe, Bruyette & Woods (KBW) Regional Bank Index, which is publicly reported under the trading symbol KRX (column (g)).
Chart PVP.3
As mentioned above, our TSR depends significantly on our stock price change from start to end, and moderately on our dividends which are assumed to be reinvested each quarter. The KRX Index TSR is measured analogously, but differs somewhat from any particular company's TSR: (i) the index is a blend of the stock and dividend performance of 50 banks, and the blending is market-weighted so that the largest index banks significantly outweigh the smallest; and (ii) over time, the 50 banks that comprise the KRX index change as some no longer satisfy KBW's criteria for inclusion and are replaced.
Chart PVP.3 shows very significant correlation of FHN's TSR with the KRX TSR, except for 2022. As mentioned above, our year-end 2022 stock price was $24.50 per share, very substantially higher than a year earlier, while the KRX index fell modestly that year. Our price, and therefore our TSR, was artificially inflated by our then-pending all-cash acquisition by TD. As Chart PVP.3 shows, after the TD transaction terminated, our TSR roughly fell back in line with the KRX Index.
During the past five years, we used our TSR, ranked against the TSR of the KRX Index, as an adjuster for PSU awards (a key component of executive pay and driver of CAP) measured from grant to vesting, roughly three years. However, the connection of TSR to CAP is not strong. TSR merely adjusts the main performance outcome for PSUs, and PSUs are only one component of overall executive compensation. Moreover, although Table PVP.1 and Chart PVP.3 show TSR figures, they use the same start date for each year. We use a different start date for each PSU grant. As a result, our use of TSR is significantly different from what is presented in Table PVP.1 and Chart PVP.3.

Tabular List, Table
Quantitative KPI Overview

Abbreviation	Description	Used In
A-ROTCE	adjusted return on average tangible common equity	PSUs
A-PTE	adjusted pretax earnings	Bonus
A-PPNR	adjusted pre-provision net revenue	Bonus
A-NIE	adjusted noninterest expense	Bonus
TSR	FHN's total shareholder return (measured from grant to vesting)	PSUs

Total Shareholder Return Amount	$ 131.82	217.90	141.55	106.73	130.43
Peer Group Total Shareholder Return Amount	143.30	143.87	154.57	113.11	123.87
Net Income (Loss)	$ 916,000,000	$ 912,000,000	$ 1,010,000,000	$ 857,000,000	$ 452,000,000
Company Selected Measure Amount	0.1838	0.1748	0.2445	0.1410	0.1739
PEO Name	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Additional 402(v) Disclosure
Cols (b) & (d). Summary Compensation Table (SCT) data. Each year we report total compensation of our CEO and of four to six additional named executive officers ("NEOs") in the Summary Compensation Table. This year's SCT—Table RC.1—appears on page 78, and this year we have four NEOs in addition to the CEO. Total compensation for each of the NEOs is presented each year in the SCT as required by proxy disclosure rules.
Col (d). Average SCT data. For each year, Column (d) presents the average total compensation for the NEOs other than our CEO. Each year, the identity of the other NEOs varies, as shown in Table PVP.2 below. Moreover, in three instances, other NEOs had departed before year-end, and in one instance an NEO was hired late in the year. The circumstances of departure (retirement, negotiated separation, simple resignation) substantially altered the compensation outcomes for those persons in those years. The averaging calculations use each total "as is"; the calculations do not annualize or normalize any person's compensation for any given year.
Col (f). FHN TSR. For each year under column (f), Table PVP.1 shows the dollar value of $100 invested in FHN common stock on the last trading day of 2018 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. For example, the "2021" row shows that value measured over the 3-year period December 31, 2018 through December 31, 2021.
Col (h). FHN Net Income. Column (h) shows, for each year, FHN's net income as reported in our Annual Reports on Form 10-K, in the Consolidated Statements of Income appearing in Item 8 of each Report.
Overview
Proxy statement rules require us to discuss the relationship of the compensation actually paid ("CAP") data presented in columns (c) (for the CEO) and (e) (for other NEOs) of Table PVP.1 to the performance measures presented in columns (f) (our TSR), (h) (our net income), and (i) (our adjusted ROTCE) of the Table. In addition, we are required to compare our TSR with that of the KRX index, presented in column (g) of Table PVP.1. In reviewing the following, please keep in mind that we do not use the CAP data for any purpose.
Chart PVP.1 presented below graphically shows the CAP of our CEO and, as an average, of our other NEOs for each of the years 2019-2023. That information is presented numerically in Table PVP.1 above, in columns (c) and (e). Charts PVP.2, .4, and .5 in this discussion show the relation of CAP to certain performance measures, but an understanding of CAP is necessary to appreciate those charts.
CAP—compensation actually paid—is a misnomer. Although the proxy disclosure rules require us to use that term, the CAP numbers that are shown only partly reflect amounts actually paid to anyone. CAP numbers should be viewed as being comprised of both actual and highly-adjusted compensation amounts. Tables PVP.3a and .3b above show in detail the numerical differences between CAP and the compensation reported in the Summary Compensation Table (Table RC.1) on page 78. The adjustments used in deriving CAP can result in large and seemingly idiosyncratic fluctuations from year to year, which is evident in Chart PVP.1. However, as discussed below, those fluctuations largely were driven by significant volatility in our stock price, much of which was driven by events external to our ordinary business operations.

Chart PVP.1
CEO CAP in Chart PVP.1 ranged from a high of $17,866,977 in 2022 to a low of $(11,688,459) in 2023. The two years for which CAP was a negative number—negative compensation "actually paid"—resulted from large down-swings in the market price of our stock from the beginning of the year to the end. A key adjustment to arrive at CAP is to add or subtract year-over-year changes in stock price associated with compensatory stock awards granted, vested, and outstanding during the year. In 2020, the key factor was COVID-19's impact on the market overall. In 2023, the key factor was the termination of the all-cash TD transaction in May in the context of a banking crisis, as three regional banks failed in less than two months.
The 2020 and 2023 CAP numbers literally suggest that the CEO in 2020 was paid nothing, or even owed an amount to us. In fact, he was actually paid salary and bonus and had older stock awards vest. The significant losses in his stock award values did occur but were largely unrealized, as were his losses in stock holdings apart from awards, which CAP does not include.
The average CAP of the other NEOs over this five-year period also fluctuated substantially, though less severely than that of the CEO. Volatility was diminished in part because each year shown is an average of the CAPs for four or more other officers. The stock-price impacts noted for the CEO also affected the other NEOs. However, the other NEOs generally receive less of their total direct compensation in the form of stock awards, so price impacts on CAP are less. In addition, the other NEO average CAP was very significantly raised in 2020 because three of the four other NEOs that year received very large change in control benefits associated with our merger of equals with IBKC, which overwhelmed the negative impact of our COVID-driven stock price decline that year.
Table PVP.5 maps which KPIs were used during the past five years and how they were used. The table focuses on quantitative KPIs, but does mention qualitative KPIs for certain bonus years (i.e., MOE Integration and Credit Quality), and also provides a fully-adjusted corporate outcomes column, which includes the impact of qualitative adjustments to "corporate" (company-wide) outcomes. The impacts of personal plan outcomes for individual executives are not reported in the table, except for the CEO in the right-most column. In the table, "MOE" refers to FHN's merger of equals with IBKC that closed in 2020.
Table PVP.5
Quantitative & Qualitative KPI Uses and Outcomes 2019-2023

Year	Performance-Based TDC* Component	Component Percentage of CEO's TDC	KPI Drivers of Outcomes & Weightings	KPIs were Measured Against	Calculated Outcomes (% of target)	Fully-adj'd Corporate Outcomes (% of target)	CEO Personal Ratings & Overall Outcomes (% of target)
2023	Bonus	24%	A-PTE (100%)	Budget	A-PTE 75%	85%	Pers 100% Overall 85%
	PSUs	36%	A-ROTCE (main driver) TSR (modifer)	KRX Peers	performance perod has not ended	discretionary adjustments not permitted	na
2022	Bonus	23%	A-PTE (60%) A-NIE (40%)	Budget	A-PTE 141% A-NIE 70%	115%	Pers 100% Overall 115%
	PSUs	37%	A-ROTCE (main driver) TSR (modifer)	KRX Peers	performance perod has not ended	discretionary adjustments not permitted	na
2021	Bonus	23%	A-PPNR (50%) MOE Integration (non-quant) (40%) Credit Quality (non-quant) (10%)	Budget	A-PPNR 95% MOE 100% Credit 125%	100%	Pers 100% Overall 100%
	PSUs	37%	A-ROTCE (main driver) TSR (modifier)	KRX Peers	performance to be determined in April 2024	discretionary adjustments not permitted	na

Year	Performance-Based TDC* Component	Component Percentage of CEO's TDC	KPI Drivers of Outcomes & Weightings	KPIs were Measured Against	Calculated Outcomes (% of target)	Fully-adj'd Corporate Outcomes (% of target)	CEO Personal Ratings & Overall Outcomes (% of target)
2020	Bonus (Post-MOE Half of Yr only)	31%	A-PPNR (50%) MOE Integration (non-quant) (50%)	Budget	A-PPNR 109% MOE 100%	104.5%	Pers 125% Cash 80% RSUs 45%
	PSUs	30%	A-ROTCE (main driver) TSR (modifier)	KRX Peers	A-ROTCE 150% TSR 125%	discretionary adjustments not permitted	na
2019	Bonus	29%	A-PTE (60%) A-NIE (40%)	Budget	A-PTE 107% A-NIE 100%	110%	Pers 108% Overall 119%
	PSUs	31%	A-ROTCE (main driver) TSR (modifier)	KRX Peers	A-ROTCE 150% TSR 125%	discretionary adjustments not permitted	na
	* TDC consists of annual salary, annual bonus, and annually-granted long-term incentive awards. Awards consist of PSUs and RSUs for all years shown. For additional information concerning TDC, see Total Direct Compensation (TDC) beginning on page 67. TDC does not include special equity, retention, or new-hire awards.
Measure:: 1
Pay vs Performance Disclosure
Name	A-ROTCE
Non-GAAP Measure Description
Col (i). 3-Year-Average Adjusted Return on Tangible Common Equity (A-ROTCE). For all five of the years shown in Table PVP.1, we have used adjusted return on average tangible common equity, or "A-ROTCE," as the primary driver of performance outcomes of our executive PSUs. For each of those PSUs, our A-ROTCE for each of the three performance years was averaged and ranked against the 3-year average ROTCE reported by each bank in the KRX Index. A median ROTCE rank by FHN would result in target (100%) PSU performance before adjustment for our TSR rank. Top-quartile rank would result in top (150%) ROTCE performance, while bottom-quartile rank would result in zero payout. For a given year, ROTCE is our net income available to common shareholders divided by our average (for the year) tangible common equity. "Tangible" equity removes goodwill and certain other amounts from total equity, and "common" equity means that preferred stock is excluded. The categories of PSU adjustments to ROTCE are set at the time of grant; although they could change from year to year, they have been fairly consistent over this period. Adjustments to arrive at A-ROTCE are made for certain specified items, including changes in accounting principles and certain unusual or non-recurring items, such as litigation settlements. Also, income and expenses recognized for pending or completed mergers, certain divestitures, and certain other strategic events are removed from A-ROTCE calculations. See Performance Stock Units within the section captioned Long-Term Incentive Awards, which begins on page 71, for additional information. The A-ROTCE numbers shown in Table PVP.1 have been approved by the Compensation Committee except for 2023, which will be submitted for approval in April 2024.
Col (i). A-ROTCE used for PSUs vs. Adjusted ROTCE presented in quarterly earnings announcements. The adjustments used to calculate A-ROTCE usually are not the same as those used to calculate adjusted ROTCE disclosed each quarter in our earnings announcements. A-ROTCE, as mentioned above, is adjusted as prescribed by the PSU terms established at each grant date, applicable for the entire three year performance period. In contrast, our earnings announcements usually list certain "notable items" that had an unusual and significant impact on earnings that quarter. Adjusted income measures, including ROTCE, are presented each quarter to show the degree of those impacts and to show normalized earnings, to help make quarter-to-quarter and year-to-year comparisons more meaningful. In many instances a notable item for earnings disclosures is also an amount excluded from A-ROTCE calculations. However, notable items are not always excluded from A-ROTCE, and some A-ROTCE adjustments may not be viewed as notable in a given quarter.

Measure:: 2
Pay vs Performance Disclosure
Name	A-PTE
Measure:: 3
Pay vs Performance Disclosure
Name	A-PPNR
Measure:: 4
Pay vs Performance Disclosure
Name	A-NIE
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Adjustment, Equity Method Adjustment, Pension Plan Change In Value per GAAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,134,668)	$ 0	$ (868,537)	$ (893,748)	$ (921,334)
PEO | Adjustment, Equity Method Adjustment, Pension Service Cost Per GAAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,243,562)	(4,243,600)	(4,815,250)	(2,000,000)	(1,800,000)
PEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(292,327)	(314,360)
PEO | Adjustment, Equity Method Adjustment, Awards Forfeited During Year (Using Prior YE Values) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, YE Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,719,296	5,747,259	5,089,506	3,345,672	3,991,572
PEO | Adjustment, Equity Method Adjustment, Year-Over-Year Value Change In Older Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,022,131)	5,652,925	1,854,007	(11,303,923)	1,710,514
PEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,054,341)	3,026,733	1,886,146	(984,190)	299,165
PEO | Adjustment, Equity Method Adjustment, Dividends Paid On Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,906	445,891	258,437	142,281	219,101
Non-PEO NEO | Adjustment, Equity Method Adjustment, Pension Plan Change In Value per GAAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,378)	0	0	0	(128,424)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Pension Service Cost Per GAAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,972)	(1,848,720)	(2,036,042)	(144,375)	(1,375,351)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(28,136)	(83,829)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Awards Forfeited During Year (Using Prior YE Values) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(666,616)	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, YE Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,620	2,503,773	1,871,856	1,473,145	1,990,342
Non-PEO NEO | Adjustment, Equity Method Adjustment, Year-Over-Year Value Change In Older Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,938,976)	920,390	(860,436)	406,712	(856,955)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,362)	195,782	541,862	(39,182)	77,411
Non-PEO NEO | Adjustment, Equity Method Adjustment, Dividends Paid On Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,651	$ 44,047	$ 84,572	$ 50,765	$ 47,306